Revenue (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue (Textual)
Revenues	$ 581	$ 1,062
Walmart [Member]
Revenue (Textual)
Revenues		1,000
Due amount		500
Allowance for doubtful accounts		$ 500